Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,403	$ 12,448	$ 11,109	$ 12,866	$ 11,589	$ 11,289	$ 10,724	$ 10,574	$ 9,662	$ 8,604	$ 9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 14,611	12,692	11,330	13,087	11,791	11,414	10,839	10,577	9,663	8,604	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,401	12,537	11,269	13,133	11,848	11,596	11,017	10,810	9,937	8,905	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,664	12,765	11,396	13,251	11,942	11,673	11,075	10,852	9,967	8,925	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,521	13,445	11,965	13,796	12,393	12,031	11,331	11,030	10,104	8,966	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,396	13,279	11,908	13,734	12,356	11,942	11,324	11,035	10,070	8,953	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	14,013	12,717	14,798	13,276	12,988	12,218	11,869	10,884	9,646	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	14,013	12,717	14,798	13,276	12,988	12,218	11,869	10,884	9,646	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	14,013	12,717	14,798	13,276	12,988	12,218	11,869	10,884	9,646	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	14,013	12,717	14,798	13,276	12,988	12,218	11,869	10,884	9,646	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	14,013	12,717	14,798	13,276	12,988	12,218	11,869	10,884	9,646	10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,209	$ 14,013	$ 12,717	$ 14,798	$ 13,276	$ 12,988	$ 12,218	$ 11,869	$ 10,884	$ 9,646	$ 10,000